Income Taxes - Changes in Deferred Tax Asset Valuation Allowance (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Valuation allowance as of beginning of year	$ 12,466	$ 3,540	$ 129
Net increases recorded to income tax provision	16,777	8,926	3,411
Valuation allowance as of end of year	$ 29,243	$ 12,466	$ 3,540